Segment reporting - Reconciliation of cash earnings to net profit attributable to owners of WBC (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Segment reporting
Cash earnings	$ 5,694	$ 5,458	$ 2,290
Total cash earnings adjustment (post-tax)	418	106	(318)
Net profit attributable to owners of Westpac Banking Corporation (WBC)	5,694	5,458	2,290
Operating segments
Segment reporting
Cash earnings	5,276	5,352	2,608
Net cash earnings adjustment
Segment reporting
Cash earnings	418	106	(318)
Total cash earnings adjustment (post-tax)	418	106	(318)
Fair value gain/(loss) on economic hedges
Segment reporting
Total cash earnings adjustment (post-tax)	470	138	(362)
Ineffective hedges
Segment reporting
Total cash earnings adjustment (post-tax)	$ (52)	$ (32)	61
Adjustments related to Pendal
Segment reporting
Total cash earnings adjustment (post-tax)			(31)
Treasury shares
Segment reporting
Total cash earnings adjustment (post-tax)			$ 14